Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Currently payable
Federal	$ 948	$ 743	$ 431
State	91	75	51
International	901	918	861
Deferred
Federal	(123)	(3)	181
State	(2)	10	12
International	26	97	138
Total provision for income taxes	$ 1,841	$ 1,840	$ 1,674